Going Concern and Management's Plans (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficiency	$ 6,947,637		$ 6,947,637		$ 5,783,184
Stockholder's deficiency	5,715,044		5,715,044		5,000,282	$ 3,908,463	$ 6,888,393
Net loss	2,747,183	$ 2,258,415	5,532,937	$ 4,745,743	8,636,292	$ 7,923,480
Proceeds from debt			710,000
Amount of debt			133,735		325,000
Accrued interest			9,234		9,679
Repayments of debt			1,724,313		$ 322,000
Note payable past due	$ 382,500		$ 382,500